UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	1/31/2005

Date of reporting period:	7/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Portfolio of Investments

as of July 31, 2004 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Bank Note 0.5%
	Bank One N.A.
$ 60,000	1.30%, 8/4/04	$60,000,000

Certificates of Deposit—Canadian 0.6%
	Toronto Dominion Bank
80,000	1.29%, 8/2/04	80,000,381

Certificates of Deposit—Domestic 5.4%
	American Express Centurion Bank
94,000	1.30%, 8/11/04	94,000,000
	Bank of the West San Francisco
117,000	1.31%, 8/10/04	117,000,000
	Wells Fargo Bank N.A.
285,000	1.31%, 8/10/04	285,000,000
215,000	1.31%, 8/13/04	214,999,990

		710,999,990

Certificates of Deposit—Eurodollar 2.3%
	Depfa Bank PLC
175,000	1.42%, 9/13/04	175,000,000
	HBOS Treasury Services PLC
125,000	1.33%, 10/18/04	125,000,000

		300,000,000

Certificates of Deposit—Yankee 11.7%
	Abbey National Treasury
100,000	1.40%, 11/3/04	99,996,139
	BNP Paribas SA
122,000	1.25%, 1/27/05	121,991,016
	Credit Agricole Indosuez
90,000	1.23%, 8/4/04	89,999,926
	Danske Bank
133,000	1.29%, 10/18/04	132,997,156
	HSH Nordbank AG
90,000	1.30%, 8/2/04(b)	89,989,435
	Lloyds Bank PlC
50,000	1.10%, 8/9/04	49,999,993
	Natexis Banque Populaires
200,000	1.41%, 9/13/04	200,000,000
	Nordea Bank Finland PLC
10,000	1.07%, 9/10/04	9,999,886

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	1

Portfolio of Investments

as of July 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	Royal Bank Scotland PLC
$130,000	1.43%, 3/1/05	$129,984,928
	Societe Generale
215,000	1.30%, 8/10/04(b)	214,972,805
300,000	1.34%, 8/17/04(b)	299,957,479
	UBS AG
100,000	1.29%, 2/23/05	99,997,179

		1,539,885,942

Commercial Paper 31.1%
	Alianz Finance Corp.
150,000	1.37%, 8/23/04 144A (cost $149,874,417; purchased 7/9/04)(d)(f)	149,874,417
	Amsterdam Funding Corp.
100,000	1.31%, 8/10/04 144A (cost $99,967,250; purchased 7/9/04)(d)(f)	99,967,250
	Banque Et Caisse D’Epargne
65,000	1.09%, 8/5/04	64,992,128
	Barton Capital Corp.
35,043	1.30%, 8/11/04 144A (cost $35,030,345; purchased 7/9/04)(d)(f)	35,030,345
49,753	1.32%, 8/12/04 144A (cost $49,732,933; purchased 7/20/04)(d)(f)	49,732,933
	Citicorp, Inc.
100,000	1.33%, 8/2/04(d)	99,996,305
75,000	1.32%, 8/13/04(d)	74,967,000
88,702	1.41%, 8/30/04(d)	88,601,249
100,000	1.41%, 9/2/04(d)	99,874,667
	Countrywide Funding Corp.
35,000	1.37%, 8/10/04(d)	34,988,012
	Danske Corp.
100,000	1.08%, 9/16/04(d)	99,863,278
	Delaware Funding Corp.
100,570	1.30%, 8/4/04 144A (cost $100,559,105; purchased 7/2/04)(d)(f)	100,559,105
117,039	1.30%, 8/11/04 144A (cost $116,996,736; purchased 7/13/04)(d)(f)	116,996,736
	Falcon Asset Securitization Corp.
85,000	1.35%, 8/2/04 144A (cost $84,996,813; purchased 6/30/04)(d)(f)	84,996,813
175,000	1.35%, 8/4/04 144A (cost $174,980,312; purchased 6/30/04)(d)(f)	174,980,312

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$ 85,000	1.30%, 8/6/04 144A (cost $84,984,653; purchased 7/2/04)(d)(f)	$84,984,653
	FCAR Owner Trust Series I
27,000	1.50%, 9/3/04(d)	26,962,875
	Fortis Funding LLC
80,000	1.41%, 9/1/04 144A (cost $79,902,867; purchased 7/20/04)(d)(f)	79,902,867
	HSBC Bank USA, Inc.
100,000	1.12%, 8/2/04	99,996,889
	Independence Funding LLC
50,000	1.29%, 8/9/04 144A (cost $49,985,667; purchased 7/9/04)(d)(f)	49,985,667
	Long Lane Master Trust
72,000	1.32%, 8/3/04 144A (cost $71,994,720; purchased 7/2/04)(d)(f)	71,994,720
	Market St. Funding Corp.
100,000	1.36%, 8/17/04 144A (cost $99,939,555; purchased; 7/20/04)(d)(f)	99,939,555
	Marsh & Mclennan Cos., Inc.
150,000	1.32%, 8/9/04 144A (cost $149,956,167; purchased 7/7/04)(d)(f)	149,956,167
	Natexis Banques Populaires U S
123,000	1.12%, 9/10/04	122,847,617
	National Australia Funding Corp.
200,000	1.42%, 8/16/04(d)	199,881,666
	Norddeutsche Landesbank Luxembourg
23,000	1.34%, 8/16/04 144A (cost $22,987,158; purchased 7/19/04)(d)(f)	22,987,158
65,602	1.45%, 9/8/04 144A (cost $65,501,593; purchased 7/22/04)(d)(f)	65,501,593
	Old Line Funding Corp.
47,837	1.31%, 8/11/04 144A (cost $47,819,593; purchased 7/2/04)(d)(f)	47,819,593
	Park Granada LLC
50,000	1.33%, 8/10/04 144A (cost $49,983,375; purchased 7/13/04)(d)(f)	49,983,375
311,419	1.33%, 8/11/04 144A (cost $311,303,948; purchased; 7/12/04)(d)(f)	311,303,948
30,000	1.38%, 8/16/04 144A (cost $29,982,750; purchased 7/26/04)(d)(f)	29,982,750
	Preferred Receivables Funding Corp.
176,764	1.30%, 8/2/04 144A (cost $176,757,617; purchased 7/2/04)(d)(f)	176,757,617

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	3

Portfolio of Investments

as of July 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$115,130	1.30%, 8/3/04 144A (cost $115,121,685; purchased 7/6/04)(d)(f)	$115,121,685
65,250	1.30%, 8/10/04 144A (cost $65,228,793; purchased 7/13/04)(d)(f)	65,228,793
	Prudential PLC
15,000	1.61%, 11/10/04 144A (cost $14,932,667; purchased 7/21/04)(d)(f)	14,932,667
	Sheffield Receivables Corp.
148,083	1.30%, 8/2/04 144A (cost $148,077,652; purchased 7/2/04)(d)(f)	148,077,652
100,000	1.30%, 8/4/04 144A (cost $99,989,167; purchased 7/6/04)(d)(f)	99,989,167
50,000	1.30%, 8/10/04 144A (cost $49,983,150; purchased 7/12/04)(d)(f)	49,983,750
60,000	1.32%, 8/11/04 144A (cost $59,978,000; purchased 7/22/04)(d)(f)	59,978,000
50,000	1.37%, 8/13/04 144A (cost $49,977,167; purchased 7/30/04)(d)(f)	49,977,167
	Thunder Bay Funding, Inc.
40,049	1.31%, 8/2/04 144A (cost $40,047,542; purchased 7/1/04)(d)(f)	40,047,542
79,325	1.31%, 8/3/04 144A (cost $79,319,227; purchased 7/1/04)(d)(f)	79,319,227
	Triple A One Funding Corp.
123,705	1.30%, 8/6/04 144A (cost $123,682,664; purchased 7/2/04)(d)(f)	123,682,664
	Tulip Funding Corp.
145,425	1.33%, 8/2/04 144A (cost $145,419,627; purchased 7/1/04)(d)(f)	145,419,627
	Windmill Funding Corp.
30,000	1.31%, 8/6/04 144A (cost $29,994,542; purchased 7/1/04)(d)(f)	29,994,542

		4,087,961,743

Municipal Bonds 0.3%
	Massachusetts St. Health & Educational, Harvard Univ.
29,465	1.33%, 8/5/04(b)	29,465,000
	New York City Housing Development Corp., Westport Dev. Ser B
14,000	1.33%, 8/4/04(b)	14,000,000

		43,465,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations 19.5%
	American Express Credit Corp. M.T.N.
$ 44,000	1.41%, 8/5/04(b)	$44,000,000
	Caterpillar Financial Services, Inc. M.T.N.
25,000	1.52%, 8/10/04(b)	25,005,299
	General Electric Capital Assurance Co.
147,000	1.51%, 8/23/04(b)(c)
	(cost $147,000,000; purchased 7/21/04)	147,000,000
	General Electric Capital Corp. M.T.N.
111,000	1.45%, 8/9/04(b)	111,002,971
25,000	1.49%, 8/17/04(b)	25,000,747
	Goldman Sachs Group, Inc.
175,000	1.38%, 8/9/04(b)(c)
	(cost $175,000,000; purchased 6/30/04)	175,000,000
	Goldman Sachs Group, Inc. M.T.N.
315,000	1.67%, 9/15/04 144A (cost $315,217,975; purchased 12/15/00)(b)(f)	315,217,975
	LaSalle Bank NA
147,000	1.30%, 8/9/04	147,000,000
	Merrill Lynch & Co., Inc.
12,000	1.58%, 8/5/04(b)	12,021,221
	Merrill Lynch & Co., Inc. M.T.N.
170,000	1.36%, 8/4/04	170,000,000
184,000	1.51%, 8/11/04(b)	184,000,000
	Metropolitan Life Insurance Co.
50,000	1.26%, 8/2/04(b)(c)
	(cost $50,000,000; purchased 2/3/04)	50,000,000
8,000	1.71%, 10/4/04(b)(c)
	(cost $8,000,000; purchased 10/2/03)	8,000,000
50,000	1.71%, 10/4/04(b)(c)
	(cost $50,000,000; purchased 10/1/03)	50,000,000
88,000	1.77%, 10/25/04(b)(c)
	(cost $88,000,000; purchased 10/23/03)	88,000,000
	Morgan Stanley Dean Witter Co.
50,000	1.40%, 8/2/04(b)	50,000,000
	Morgan Stanley Group, Inc. M.T.N.
200,000	1.36%, 8/4/04(b)	200,000,000
100,000	1.50%, 8/16/04(b)	100,000,000
225,000	1.46%, 8/27/04(b)	225,000,000
	National City Bank
50,000	1.36%, 8/10/04(b)	50,017,289

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	5

Portfolio of Investments

as of July 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	Pacific Life Insurance Co.
$ 36,000	1.66%, 9/16/04(b)(c)
	(cost $36,000,000; purchased 12/15/03)	$36,000,000
	Svenska Handelsbanken AB
45,000	1.29%, 8/10/04(b)	44,993,128
	Travelers Insurance Co.
84,000	1.43%, 8/9/04(b)(c)
	(cost $84,000,000; purchased 7/7/04)	84,000,000
50,000	1.39%, 8/25/04(b)(c)
	(cost $50,000,000; purchased 2/23/04)	50,000,000
	United Omaha Life Insurance Co.
80,000	1.53%, 9/7/04(b)(c)
	(cost $80,000,000; purchased 12/03/03)	80,000,000
	Westpac Banking Corp.
89,000	1.41%, 9/13/04(b)	89,000,000

		2,560,258,630

Time Deposit 1.6%
	State Street Bank & Trust Co.
211,822	1.31%, 8/2/04	211,822,000

U.S. Government Agencies 23.1%
	Federal Home Loan Banks
800,000	1.26%, 8/5/04(b)	799,526,624
85,000	1.51%, 9/30/04(b)	84,996,159
70,000	1.54%, 10/19/04(b)	70,004,924
130,000	1.47%, 2/28/05	130,000,000
60,000	1.45%, 3/11/05	60,000,000
150,000	1.40%, 4/1/05	150,000,000
125,000	1.40%, 4/1/05	125,000,000
150,000	1.35%, 4/15/05	150,000,000
	Federal Home Loan Mortgage Corp.
100,000	1.36%, 8/6/04	99,999,758
150,000	1.52%, 12/24/04	150,000,000
	Federal National Mortgage Association
5,801	1.22%, 8/4/04(d)	5,800,410
29,000	6.50%, 8/15/04	29,058,249
300,000	1.27%, 8/16/04(b)	299,904,071
650,000	1.31%, 8/23/04(b)	649,521,586
70,000	1.08%, 9/15/04(d)	69,907,687
125,000	1.65%, 10/14/04(b)	125,000,000
40,000	1.40%, 3/29/05	40,000,000

		3,038,719,468

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements 3.8%(e)
	Barclays Capital Inc. Tri Party
$232,856	1.38% dated 7/30/04 due 8/2/04, in the amount of $232,856,000, repurchase price $232,882,778. The value of collateral including accrued interest is $237,522,641.	$232,856,000
	Greenwich Capital Management Tri Party
260,000	1.38% dated 7/30/04 due 8/2/04, in the amount of $260,000,000, repurchase price $260,029,900. The value of collateral including accrued interest is $265,200,896.	260,000,000

		492,856,000
	Total Investments 99.9% (amortized cost $13,125,969,154)(a)	13,125,969,154
	Other assets in excess of liabilities 0.1%	17,810,906

	Net Assets 100%	$13,143,780,060

(a)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Funding agreement, illiquid and restricted as to resale; the aggregate cost of such securities is $768,000,000. The aggregate value of $768,000,000 is 5.8% of net assets.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Repurchase agreements are collateralized by U.S Treasury or Federal agency obligations.
(f)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities—see footnote below). At the end of the current reporting period, the aggregate cost of such securities was $3,390,208,032. The aggregate value of $3,390,208,032 is approximately 25.8% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

N.A.—National Association (National Bank).

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	7

Portfolio of Investments

as of July 31, 2004 (Unaudited) Cont’d.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2004 was as follows:

Commercial Paper	31.1%
U.S. Government Agencies	23.1
Other Corporate Obligations	19.5
Certificates of Deposit—Yankee	11.7
Certificates of Deposit—Domestic	5.4
Repurchase Agreements	3.8
Certificates of Deposit—Eurodollar	2.3
Time Deposit	1.6
Certificates of Deposit—Canadian	0.6
Bank Note	0.5
Municipal Bonds	0.3

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of July 31, 2004 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$13,125,969,154
Cash	815
Interest receivable	20,983,906
Prepaid expenses	4,877

Total assets	13,146,958,752

Liabilities
Dividend payable	2,902,428
Accrued expenses	152,949
Management fee payable	118,579
Deferred trustees’ fee	4,736

Total liabilities	3,178,692

Net Assets	$13,143,780,060

Net assets were comprised of:
Common stock, at par	$13,143,794
Paid-in capital in excess of par	13,130,629,581
Accumulated net realized gain on investments	6,685

Net assets July 31, 2004	$13,143,780,060

Net asset value, offering price and redemption price per share ($13,143,780,060 ÷ 13,143,794,478 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	9

Statement of Operations

Six Months Ended July 31, 2004 (Unaudited)

Net Investment Income
Income
Interest	$81,026,694

Expenses
Management fee	696,174
Custodian’s fees and expenses	355,000
Trustees’ fees	58,000
Transfer agent’s fees and expenses	60,000
Legal fees and expenses	17,000
Audit fee	11,000
Reports to shareholders	9,500
Miscellaneous	68,113

Total expenses	1,274,787

Net investment income	79,751,907

Net Realized Gain On Investments:
Net realized gain on investment transactions	321,296

Net Increase In Net Assets Resulting From Operations	$80,073,203

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2004	Year Ended January 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$79,751,907	$103,675,770
Net realized gain on investment transactions	321,296	71,599

Net Increase in net assets resulting from operations	80,073,203	103,747,369

Dividends and distributions (Note 1)	(80,066,518)	(103,747,369)

Net proceeds from shares subscribed	46,778,071,186	62,345,442,822
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	80,646,859	102,228,874
Cost of shares reacquired	(46,484,524,622)	(56,732,014,976)

Net increase in net assets from Series share transactions	374,193,423	5,715,656,720

Total increase	374,200,108	5,715,656,720

Net Assets
Beginning of period	12,769,579,952	7,053,923,232

End of period	$13,143,780,060	$12,769,579,952

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	11

Notes to Financial Statements

(Unaudited)

Dryden Core Investment Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund consists of six series—the Taxable Money Market Series (the ‘Series’), the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The investment objective of the Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Series’ investment advisors. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Shares of the Series are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadvisor. At July 31, 2004, 100% of the shares outstanding were owned by such entities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: The Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors.

The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Fund at July 31, 2004 includes registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

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Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares all of its net investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Dryden Core Investment Fund/Taxable Money Market Series	13

Notes to Financial Statements

(Unaudited) Cont’d

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily and paid monthly. For the six months ended July 31, 2004, the costs were at an annual rate of .010% of the Series’ average daily net assets.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. During the six months ended July 31, 2004, the Series incurred fees of approximately $58,000 for the services of PMFS. As of July 31, 2004, $8,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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Financial Highlights

JULY 31, 2004	SEMI-ANNUAL REPORT

Dryden Core Investment Fund/Taxable Money Market Series

Financial Highlights (Unaudited)

	Six Months Ended July 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	.01
Dividends and distributions to shareholders	(.01)

Net asset value, end of period	$1.00

Total Return(b):	0.59%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,143,780
Average net assets (000)	$13,821,913
Ratios to average net assets:
Expenses	0.02	%(c)
Net investment income	1.16	%(c)

(a)	Commencement of investment operations.
(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Year Ended January 31,			September 18, 2000(a) Through January 31, 2001
2004	2003	2002

$1.00	$1.00	$1.00	$1.00

.01	.02	.04	.02
(.01)	(.02)	(.04)	(.02)

$1.00	$1.00	$1.00	$1.00

1.20%	1.85%	4.12%	2.50%

$12,769,580	$7,053,923	$6,724,703	$2,754,036
$8,669,076	$7,105,089	$5,289,046	$2,150,413

0.03%	0.03%	0.03%	0.03	%(c)
1.20%	1.84%	3.66%	6.58	%(c)

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	17

Additional Information

(Unaudited)

Commencing after July 31, 2004, the Fund will file a complete portfolio of holdings on the Fund’s first and third quarter-end on Form N-Q with the Securities and Exchange Commission (the “Commission”). Form N-Q will be available on the Commission’s website at http://www.sec.gov or by visiting the Commission’s Public Reference Room. For information on the Commission’s Public Reference Room visit the Commission’s website.

See Notes to Financial Statements.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%

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hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Core Investment Fund/ Taxable Money Market Series	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000	$1,006	0.02%	$0.10
Hypothetical	$1,000	$1,025	0.02%	$0.10

* Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended July 31, 2004, and divided by the 366 days in the Fund’s current fiscal year (to reflect the six-month period).

Dryden Core Investment Fund/Taxable Money Market Series	20

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders:

On September 1, 2004, the Board of Trustees adopted the following nominations and communications policy:

Nominating and Governance Committee. The Nominating and Governance Committee of the Board of Trustees is responsible for nominating trustees and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act.

The Nominating and Governance Committee Charter is available on the Fund’s website at www.jennisondryden.com.

Selection of Trustee Nominees. The Nominating and Governance Committee is responsible for considering nominees for trustees at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a trustee nominee should submit his or her recommendation in writing to the Chair of the Board (Robin Smith) or the Chair of the Nominating and Governance Committee (Richard Redeker), in either case at Dryden

Core Investment Fund, P.O. Box 13964, Philadelphia, PA 19176. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Fund’s investment adviser) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Fund’s outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

Shareholder Communications with Trustees

Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Core Investment Fund, P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that director at Dryden Core Investment Fund, P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual trustees are not screened before being delivered to the addressee.

Item 10 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Core Investment Fund

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary

Date September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 28, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 28, 2004

*	Print the name and title of each signing officer under his or her signature.